Significant events - Samarco dam failure (Tables) - Samarco dam failure [member]	6 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Financial Impacts of Samarco Dam Failure
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the half year ended 31 December 2019 are shown below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	Half year ended 31 Dec 2019 US$M	Half year ended 31 Dec 2018 US$M	Year ended 30 June 2019 US$M
Income statement
Other income (1)	40	–	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure (2)	(25)	(33)	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense (3)	(27)	(47)	(96)
Samarco Germano dam decommissioning (4)	7	–	(263)
Samarco dam failure provision (5)	56	(70)	(586)

Profit/(loss) from operations	51	(150)	(952)
Net finance costs (6)	(57)	(60)	(108)

Loss before taxation	(6)	(210)	(1,060)
Income tax benefit	–	–	–

Loss after taxation	(6)	(210)	(1,060)

Balance sheet movement
Trade and other payables	–	2	4
Provisions	186	38	(629)

Net assets/(liabilities)	186	40	(625)

	Half year ended 31 Dec 2019 US$M		Half year ended 31 Dec 2018 US$M		Year ended 30 June 2019 US$M
Cash flow statement
Loss before taxation		(6)		(210)		(1,060)
Adjustments for:
Samarco impairment expense (3)	27		47		96
Samarco Germano dam decommissioning (4)	(7)		–		263
Samarco dam failure provision (5)	(56)		70		586
Net finance costs (6)	57		60		108
Changes in assets and liabilities:
Trade and other payables	–		(2)		(4)

Net operating cash flows		15		(35)		(11)

Net investment and funding of equity accounted investments (7)		(207)		(215)		(424)

Net investing cash flows		(207)		(215)		(424)

Net decrease in cash and cash equivalents		(192)		(250)		(435)

(1)	Proceeds from insurance settlements.
(2)	Includes legal and advisor costs incurred.
(3)	Loss from working capital funding provided during the period.
(4)	US$ (6) million change in estimate and US$ 13 million exchange translation.
(5)	US$(28) million change in estimate and US$84 million exchange translation.
(6)	Amortisation of discounting of provision.
(7)
Includes US$(27) million funding provided during the period, US$(177) million utilisation of the Samarco dam failure provision and US$(3) million utilisation of the Samarco Germano decommissioning provision.

Summary of Provisions
Provisions related to the Samarco dam failure

		31 Dec 2019 US$M		30 June 2019 US$M
At the beginning of the reporting period		1,914		1,285
Movement in provision		(186)		629
Comprising:
Utilised	(180)		(328)
Adjustments charged to the income statement:
Change in estimate — provision for Samarco dam failure	28		579
Change in estimate — Samarco Germano dam decommissioning	6		263
Amortisation of discounting impacting net finance costs	57		108
Exchange translation	(97)		7

At the end of the reporting period		1,728		1,914

Comprising:
Current		500		440
Non-current		1,228		1,474

At the end of the reporting period		1,728		1,914